Convertible Promissory Notes Payable	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Convertible Promissory Notes Payable [Text Block]
10.	Convertible Promissory Notes Payable

	October 31, 2015	January 31, 2015

Senior Secured Convertible Debentures, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to First and Second Kalamalka Amendment Agreement, due June 10, 2017 (i).	$6,936,450	$7,169,832

First and Second Kalamalka Amendment Agreement, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to Senior Secured Convertible Debentures due June 10, 2017 (ii)	600,000	600,000
Less: debt discounts	(6,885,087)	(7,163,982)
	$651,363	$605,850

(i)	Senior Secured Convertible Debentures

On June 10, 2014 and July 8, 2014, the Company entered into Subscription Agreements (collectively, the “Subscription Agreements”) with several investors (collectively, the “Purchasers”) in connection with a private placement offering (the “Offering”) for aggregate gross proceeds of $7,309,832 through the sale of 292 units (the “Units”) at a price of $25,000 per Unit. Each Unit consisted of (i) a 6% convertible senior secured debenture in the principal amount of $25,000 (each, a “Debenture”) and (ii) warrants to purchase 4,167 of our common shares at an exercise price of $6.00 per share, subject to certain adjustment as set out in the warrant agreements (the “Warrants”).

In connection with the close of the Offering, the Company issued Debentures in the aggregate principal amount of $7,309,832. As consideration, the Company (i) received gross cash proceeds equal to $6,094,100, before deducting agent fees and other transaction-related expenses; and (ii) exchanged 6% senior secured convertible notes in the aggregate amount of $1,094,159, being the principal and accrued interest due under such notes, for the issuance of Debentures in the aggregate principal amount of $1,215,732, at an exchange rate equal to 90% of the purchase price paid in the Offering.

The aggregate principal amount matures on June 10, 2017 and bears interest at the rate of 6% per annum, payable quarterly, in cash or in shares of common stock, at the option of the Company provided certain equity conditions of the Debentures have been met, valued at the then conversion price of the Debentures. At October 31, 2015, such equity conditions had not been met and, consequently, payment of interest owing in shares of common stock is not permitted under the terms of the Debentures, unless such condition is formally waived by each holder. During the nine months ended October 31, 2015 and in connection with the second interest payment dates, the Company received waivers from holders of $5,537,577 in outstanding principal amounts of the Debentures. Such holders received payment of interest in shares of common stock of the Company, resulting in the issuance of 55,377 shares of our common stock as payment for $166,127 in interest due, based on a contractual conversion price of $3 applied to the cash amount of interest owing. The fair value of the shares issued of $280,231 was determined with reference to the quoted market price of the shares on the date they were issued. The difference between the fair value of the shares issued and the cash amount of interest payable was recorded as interest expense on the consolidated statement of operations for the three and nine months ended October 31, 2015.

The Debentures, along with any accrued and unpaid interest thereon, may be converted at any time, at the option of the holder, into common shares of the Company at a conversion price of $3.00 per share, subject to adjustment under the terms of the Debentures.

Repayment of the Debentures are collateralized against all the assets of the Company and its subsidiary, pursuant to a security agreement between the Company and an agent for the Purchasers.

The Company issued an aggregate of 1,218,308 Warrants to the Purchasers to purchase, for a period of five years from the date of issuance, up to 1,218,308 shares of common stock at an initial exercise price of $6.00 per share, subject to adjustment. The Company has the right to call the Warrants if the volume weighted average closing price of its common shares exceeds $16.00 per share for more than 20 consecutive trading days at any time after June 10, 2016. In that event, the Warrants will expire 30 days following the date the Company delivers notice in writing to the Warrant holders announcing the call of the Warrants.

At the date of issuance of the Debentures and Warrants, the Company was authorized to issue 2,500,000 shares of common stock, which was insufficient to settle the conversion of the Debentures and exercise of the Warrants. Consequently, under the guidance of ASC 815, management recorded a derivative financial instrument in the Company’s consolidated financial statements (Note 11).

In connection with the Subscription Agreements, the Company also entered into a Registration Rights Agreement with each Purchaser (the “Registration Rights Agreement”), pursuant to which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) a registration statement to register for resale the shares that have been or may be issued to the Purchasers upon conversion of the Debentures and upon exercise of the Warrants (the “Registration Statement”). The terms of the Registration Rights Agreement also trigger the requirement to account for the related embedded conversion option and investor warrants that have not been included in an effective registration statement as derivative financial instruments pursuant to the guidance of ASC 815.

The Company also agreed to grant piggyback registration rights whereby the Company is required to include the shares of common stock issuable pursuant to exercise of the Agent Warrants in the Registration Statement.

The Company allocated the proceeds from the issuance of the Debentures first to the derivative financial instruments, at their fair values, with the remainder being allocated to the Debentures. The fair value of the derivative financial instruments of $19,338,215 at issuance resulted in a debt discount at issuance of $7,309,832, the entire aggregate principal balance of the Debentures. The remaining derivative financial instruments value over the proceeds of the debt at issuance of $12,028,383 was immediately expensed on the consolidated statement of operations as derivative expense, during the year ended January 31, 2015. This discount was being amortized using the effective interest method over the term of the Debentures.

During the three and nine months ended October 31, 2015, the Company recorded accretion expense of $26,927 and $45,867, respectively (2014: $1,684 and $2,205, respectively) in accretion of this discount.

In connection with the Offering, the Company incurred finance fees of $2,021,213 as follows:

(i)	The Company paid a cash commission of $468,513, or 8% of the gross proceeds raised from certain of the Purchasers;

(ii)

The Company issued 276,592 warrants to acquire common shares equal to 8% of the aggregate number of shares issuable upon conversion of the Debentures and exercise of the Warrants with respect to certain of the Purchasers (the “Agent Warrants”), on the same terms as the Warrants, except that the Agent Warrants are (i) exercisable at 100% of the conversion or exercise price of the Debentures and Warrants issued to the Purchasers in the Offering and (ii) contain a cashless exercise provision.

The fair value of the finder’s warrants of $1,552,700 was determined using an option pricing model under the following assumptions:

	June 10, 2014	July 8, 2014
Risk-free interest rate	1.71%	1.70%
Expected life (years)	5.00	5.00
Expected volatility (1)	147.39%	147.39%
Stock price at issuance	$6.00	$6.50
Dividend yields	0.00%	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The finance fees were allocated to the Debentures and related derivative financial instruments in the same proportion as the allocation of proceeds to each instrument at the issuance date and, consequently, since the derivative financial instruments were allocated 100% of the proceeds, these finance charges were allocated to the derivative financial instrument at issuance and, as a result of these instruments being carried at fair value, were recorded as an immediate finance expense on the consolidated statement of operations during the nine months ended October 31, 2014.

On September 8, 2014, the Company filed an initial prospectus on Form S-1 with the Securities and Exchange Commission (SEC) to register the sale of up to 1,039,227 shares issuable upon exercise of certain of the warrants issued in connection with the Offering, including 60,000 warrants issued under the Kalamalka Notes (Note 10(ii)) which contained piggyback registration rights, and 979,227 of the Warrants. On October 8, 2014, the SEC declared the registration statement effective.

During the nine months ended October 31, 2015, the Company issued an aggregate of 79,025 shares of common stock pursuant to the conversion of debt, including 77,789 shares pursuant to the conversion of $233,382 in principal and 1,236 shares as payment for $3,682 in interest amounts owing under the Debentures for principal amounts converted. During the nine months ended October 31, 2015 In connection with these conversion, the Company recorded accelerated accretion expense of $232,977 (2014: $Nil).

(ii)	Senior Secured Convertible Note Agreements with Kalamalka Partners

On August 10, 2012, and November 14, 2013, the Company and its wholly owned subsidiary, Naked, entered into certain Agency Agreements with Kalamalka and certain lenders (the “Lenders”) as set out in the Agency Agreements whereby the Company agreed to borrow up to $800,000 from the Lenders under a revolving loan arrangement by the issuance of convertible promissory notes (the “Notes”) from time to time as such funds are required by the Company.

The Notes were collateralized by a first priority general security agreement over the present and future assets of the Company and were bearing interest at 12% per annum, calculated and payable monthly. The principal amounts outstanding under any Note and all accrued and unpaid interest therein, were convertible into common shares at $30 per share at any time at the option of the Lender. These terms were later amended, as described below. On November 13, 2013, the Company entered into another Agency and Interlender Agreement with Kalamalka and certain lenders whereby the Company agreed to borrow up to an additional $300,000.

On April 4, 2014, the Company entered into another Amendment Agreements with Kalamalka and certain of the Lenders (the “Amendment Agreements”). In connection with the Amendment Agreements, the Company amended several of the Notes in the aggregate principal amount of $600,000 as follows; (i) the Company extended the due date of the Notes to October 1, 2016; (ii) the Company reduced the interest rate accruing under the Notes to 6% per annum, calculated and payable quarterly; (iv) the Company removed certain borrowing margin requirements; (iii) the Company reduced the conversion price on Notes in the aggregate principal amount of $400,000 from $20 per share to $10 per share; and (v) 12,500 share purchase warrants exercisable at a strike price of $20 until August 10, 2017 held by Kalamalka and 2,500 share purchase warrants at a strike price of $20 until August 10, 2018 (the “Existing Warrants”) were exchanged for 15,000 New Warrants, as defined and described below (the “Exchanged Warrants”).

As consideration for facilitating such amendments, the Company granted 45,000 share purchase warrants to the Lenders and Kalamalka (the “New Warrants”).

Each New Warrant issued to Kalamalka and the Lenders is exercisable into one common share at a price of $6 per share for a period of five years. The Company has the right to call the New Warrants if the volume weighted average closing price of the Company’s shares exceeds $16 per share for more than 20 consecutive trading days at any time after June 10, 2016. In that event, the New Warrants will expire 30 days following the date the Company delivers notice in writing to the warrant holders announcing the call of the Warrants. In addition, the New Warrants contained piggyback registration rights on any subsequent registration statement filed with the SEC. The New Warrants were included in the registration statement declared effective by the SEC on October 8, 2014 (Note 10(i)).

The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the amendments. The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $694,100 as the premium of the aggregate fair value of the amended notes and Warrants over their carrying values immediately prior to the amendments. The Company calculated the fair value of the amended Notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$9.20
Dividend yields	0.00%

The fair value of the New Warrants of $384,100 was determined using the Black Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$9.20
Dividend yields	0.00%

The fair value of the Exchanged Warrants of $23,300 was determined as the difference between the fair value of these warrants exchanged and the fair value of the New Warrants received. The fair values were determined using the Black Scholes option pricing model with the following weighted average assumptions:

	Existing	Exchanged
	Warrants	Warrants
Risk-free interest rate	0.96%	1.71%
Expected life (years)	3.52	5.00
Expected volatility (1)	146.70%	149.76%
Stock price at date of issuance	$9.20	$9.20
Dividend yields	0.00%	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The loss was recorded on the consolidated statement of operations during the nine months ended October 31, 2014, with a corresponding credit to additional paid in capital. In connection with the Amendment Agreements, the Company incurred $36,993 in financing fees. These cost have been recorded as a deferred financing charge and are being amortized using the effective interest method over the term of the amended Notes. During the three and nine months ended October 31, 2015, the Company recorded financing expense of $7,102 and $21,356, respectively (2014: $7,006 and $16,130, respectively) in respect of the amortization of these charges.

During the nine months ended October 31, 2014, the remaining Note in the aggregate principal amount of $100,000 plus $1,868 in accrued interest therein was settled by the issuance of 25,467 common shares of the Company at a conversion price of $4 per share. During the nine months ended October 31, 2014, the Company recorded debt conversion expense of $187,438, related to the fair value of the additional units issued as a result of converting at the lower conversion price than the contractual conversion rate. The fair value of the shares issued was determined with reference to their quoted market price on the date of issuance.

(iii)

On June 5, 2014, the Company entered into a Note Termination Agreement pursuant to which the Company agreed to settle the full amount outstanding under a convertible promissory note in the principal amount of $124,444 in exchange for (i) a one-time cash payment of $175,000 and (ii) 8,250 common shares of the Company. The promissory note had been convertible, at any time by the lender, into shares of common stock of the Company at a price which is the lesser of $0.265 or 60% of the lowest trade price in the 25 trading days prior to the conversion (the “Conversion Price”). This resulted in a loss on extinguishment of debt of $38,405, being the fair value of aggregate consideration given of $217,240 less the book value of this Note of $3,735 (after a debt discount of $120,709) and a related embedded conversion feature being accounted for as a derivative liability of $175,100. The fair value of $5.12 per share related to the share consideration was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

(iv)

During the nine months ended October 31, 2014, the Company repaid various convertible promissory notes in the aggregate principal amount of $133,500 through cash payments of $189,640. The repayment of these promissory resulted in net gains on extinguishment of debt of $30,693, being the cash consideration paid upon redemption less the carrying value of the Note and any related embedded conversion features of $64,900, which were being accounted for as derivative financial instruments.

9.        Convertible Promissory Notes Payable

	January 31, 2015	January 31, 2014

Senior Secured Convertible Debentures, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to First and Second Kalamalka Amendment Agreement, due June 10, 2017 (i).	$7,169,832	$-

Revolving Credit Facility, bearing interest at 12% per annum, due August 16, 2014 (ii)	-	500,000

Revolving Credit Facility, bearing interest at 12% per annum, due January 31, 2014 (ii)	-	275,000

First and Second Kalamalka Amendment Agreement, bearing interest at 6% per annum, collateralized by a priority general security agreement over all of the present and future assets of the company ranked pari passu to Senior Secured Convertible Debentures due June 10, 2017 (Note 9 (i)) (ii)	600,000	-

Convertible promissory note payable, non-interest Bearing, due February 9, 2014 (iii)	-	128,704

Convertible promissory note payable, non-interest bearing, due November 13, 2014 (iv)	-	124,444

Convertible promissory notes, bearing interest at 8% per annum, due September 23, 2014 (v)	-	91,688

Convertible promissory notes, bearing interest at 8% per annum, due September 17, 2014 (vi)	-	84,085
Less: debt discounts	(7,163,982)	(179,957)
	605,850	1,023,964
Less: current portion	-	(1,022,294)
	$605,850	$1,670
(i)	Senior Secured Convertible Debentures

On June 10, 2014 and July 8, 2014, the Company entered into Subscription Agreements (collectively, the “Subscription Agreements”) with several investors (collectively, the “Purchasers”) in connection with a private placement offering (the “Offering”) for aggregate gross proceeds of $7,309,832 through the sale of 292 units (the “Units”) at a price of $25,000 per Unit. Each Unit consisted of (i) a 6% convertible senior secured debenture in the principal amount of $25,000 (each, a “Debenture”) and (ii) warrants to purchase 4,167 of our common shares at an exercise price of $6.00 per share, subject to certain adjustment as set out in the warrant agreements (the “Warrants”).

In connection with the close of the Offering, the Company issued Debentures in the aggregate principal amount of $7,309,832. As consideration, the Company (i) received gross cash proceeds equal to $6,094,100, before deducting agent fees and other transaction-related expenses; and (ii) exchanged 6% senior secured convertible notes in the aggregate amount of $1,094,159 (Note 8(i)), being the principal and accrued interest due under such notes, for the issuance of Debentures in the aggregate principal amount of $1,215,732, at an exchange rate equal to 90% of the purchase price paid in the Offering.

The aggregate principal amount matures on June 10, 2017 and bears interest at the rate of 6% per annum, payable quarterly, in cash or in kind, at the option of the Company provided certain equity conditions of the Debentures have been met, valued at the then conversion price of the Debentures. At January 31, 2015, such equity conditions had not been met and, consequently, payment of interest owing in shares of common stock (“in kind”) is not permitted under the terms of the Debentures, unless such condition is formally waived by each holder. During the year ended January 31, 2015 and in connection with the first interest payment dates, the Company received waivers from holders of $4,874,832 in outstanding principal amounts of the Debentures. Such holders received payment of interest in kind, resulting in the issuance of 48,750 shares of our common stock as payment for $146,245 in interest due. The fair value of the shares issued of $274,823 was determined with reference to the quoted market price of the shares on the date they were issued as payment in kind.

The Debentures, along with any accrued and unpaid interest thereon, may be converted at any time, at the option of the holder, into common shares of the Company at a conversion price of $3.00 per share, subject to adjustment under the terms of the Debentures.

Repayment of the Debentures are collateralized against all the assets of the Company and its subsidiary, pursuant to a security agreement between the Company and an agent for the Purchasers.

The Company issued an aggregate of 1,218,308 Warrants to the Purchasers to purchase, for a period of five years from the date of issuance, up to 1,218,308 shares of common stock at an initial exercise price of $6.00 per share, subject to adjustment. The Company has the right to call the Warrants if the volume weighted average closing price of its common shares exceeds $16 per share for more than 20 consecutive trading days at any time after June 10, 2016. In that event, the Warrants will expire 30 days following the date the Company delivers notice in writing to the Warrant holders announcing the call of the Warrants.

At the date of issuance of the Debentures and Warrants, the Company was authorized to issue 2,500,000 shares of common stock, which was insufficient to settle the conversion of the Debentures and exercise of the Warrants. Consequently, under the guidance of ASC 815, management recorded a derivative financial instrument in the Company’s consolidated financial statements (Note 10).

In connection with the Subscription Agreements, the Company also entered into a Registration Rights Agreement with each Purchaser (the “Registration Rights Agreement”), pursuant to which the Company has agreed to file with the Securities and Exchange Commission (the “SEC”) a registration statement to register for resale the shares that have been or may be issued to the Purchasers upon conversion of the Debentures and upon exercise of the Warrants (the “Registration Statement”). The terms of the Registration Rights Agreement also trigger the requirement to account for the related embedded conversion option and investor warrants that have not been included in an effective registration statement as derivative financial instruments pursuant to the guidance of ASC 815.

The Company also agreed to grant piggyback registration rights whereby the Company is required to include the shares of common stock issuable pursuant to exercise of the Agent Warrants in the Registration Statement.

The Company allocated the proceeds from the issuance of the Debentures first to the derivative financial instruments, at their fair values, with the remainder being allocated to the Debentures. The fair value of the derivative financial instruments of $19,338,215 at issuance resulted in a debt discount at issuance of $7,309,832, the entire aggregate principal balance of the Debentures. The remaining derivative financial instruments value over the proceeds of the debt at issuance of $12,028,383 was immediately expensed on the consolidated statement of operations as derivative expense, during the year ended January 31, 2015. This discount was being amortized using the effective interest method over the term of the Debentures.

During the year ended January 31, 2015, the Company recorded accretion expense of $5,895 (2014: $Nil) in accretion of this discount.

In connection with the Offering, the Company incurred finance fees of $2,021,213 as follows:

(i)	The Company paid a cash commission of $468,513, or 8% of the gross proceeds raised from certain of the Purchasers;

(ii)

The Company issued 276,592 warrants to acquire common shares equal to 8% of the aggregate number of shares issuable upon conversion of the Debentures and exercise of the Warrants with respect to certain of the Purchasers (the “Agent Warrants”), on the same terms as the Warrants, except that the Agent Warrants are (i) exercisable at 100% of the conversion or exercise price of the Debentures and Warrants issued to the Purchasers in the Offering and (ii) contain a cashless exercise provision.

The fair value of the finder’s warrants of $1,552,700 was determined using an option pricing model under the following assumptions:

	June 10, 2014	July 8, 2014
Risk-free interest rate	1.71%	1.70%
Expected life (years)	5.00	5.00
Expected volatility (1)	147.39%	147.39%
Stock price at issuance	$6.00	$6.50
Dividend yields	0.00%	0.00%
(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The finance fees were allocated to the Debentures and related derivative financial instruments in the same proportion as the allocation of proceeds to each instrument at the issuance date and, consequently, since the derivative financial instruments were allocated 100% of the proceeds, these finance charges were allocated to the derivative financial instrument at issuance and, as a result of these instruments being carried at fair value, were recorded as an immediate finance expense on the consolidated statement of operations during the year ended January 31, 2015.

On September 8, 2014, the Company filed an initial prospectus on Form S-1 with the Securities and Exchange Commission (SEC) to register the sale of up to 1,039,276 shares issuable upon exercise of certain of the warrants issued in connection with the Offering, including 60,000 warrants issued under the Kalamalka Notes (Note 8(ii)) which contained piggyback registration rights, and 979,227 of the Warrants. On October 8, 2014, the SEC declared the registration statement effective.

During the year ended January 31, 2015, the Company issued an aggregate of 46,667 shares of common stock pursuant to the conversion of $140,000 in principal amounts owing under the Debentures.

(ii)	Senior Secured Convertible Note Agreements with Kalamalka Partners

August, 2012 Credit Facility

On August 10, 2012, the Company and its wholly owned subsidiary, Naked, entered into the Agency Agreement with Kalamalka and certain lenders (the “Lenders”) as set out in the Agency Agreement whereby the Company agreed to borrow up to $800,000 from the Lenders under a revolving loan arrangement by the issuance of convertible promissory notes from time to time as such funds are required by the Company.

During the year ended January 31, 2013, the Company issued convertible promissory notes in the aggregate principal amount of $500,000 (the “First KPL Notes”) and an aggregate of 2,500 share purchase warrants to the Lenders (the “Lender Warrants”) exercisable into one common share of the Company as follows: 625 Lender Warrants exercisable at $10.00 until August 10, 2015, 625 Lender Warrants exercisable at $20.00 until August 10, 2015 and 1,250 Lender Warrants exercisable at $10.00 until August 10, 2014.

The First KPL Notes were initially bearing interest at 12% per annum, calculated and payable monthly. The principal amount outstanding under any First KPL Note and all accrued and unpaid interest therein, were initially convertible into common shares of the Company at $30.00 per share at any time at the option of the Lender. These terms were later amended, as set forth below.

The First KPL Notes were collateralized by a first priority general security agreement over the present and future assets of the Company.

Pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Closing Notes between the Closing Notes and the detachable Lender warrants using the relative fair value method. The fair value of the Lender Warrants of $22,100 at issuance resulted in a debt discount at issuance of $20,940, which were being amortized using the effective interest method over the term of the Notes. During the year ended January 31, 2015, the Company recorded accretion expense of $5,587 (2014: $10,462) in respect of the accretion of this discount and $10,192 (2014: $59,618), in interest in respect of these Notes.

Funds advanced under the loan were restricted for inventory and accounts receivable whereby we could fund up to 90% of the Company’s accounts receivable and inventory (the “Borrowing Margin Requirements”). “Inventory” included raw materials in transit and in our possession, materials in the course of production, work in progress and unsold finished goods, all valued at cost. Receivables were marginable until 60 days from the invoice date, after which time such receivables had no value for margining purposes, except that up to $10,000 of receivables were marginable if such receivables were more than 60 days old but less than 90 days old.

First Amendments

During the year ended January 31, 2013, the Company’s borrowing under the First KPL Notes exceeded the Borrowing Margin Requirements and these First KPL Notes entered into default. As a result, on July 22, 2013, the Company entered into an Amendment Agreement with Kalamalka and the Lenders. Pursuant to the Amendment Agreement, the Company amended the Notes to reduce the conversion price from $30.00 to $20.00 per share and amended the terms of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants such that the expiry of all of the warrants was extended by three years. In addition, the Amendment Agreement reduced the total commitment of the revolving loan facility from $800,000 to the $500,000 already advanced.

The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $485,704 as the premium of the aggregate fair value of the amended notes of $778,553 over their carrying values of $488,849 immediately prior to the amendments, plus the fair value of the modification of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants. The Company calculated the fair value of the amended convertible promissory notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.10%
Expected life (years)	1.07
Expected volatility (1)	151.47%
Stock price	$20.80
Dividend yields	0.00%

The fair value of the modification of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants of $196,000 was determined as the difference between the fair value of these warrants immediately prior to the amendments and the fair value of these warrants immediately after the amendment. The fair values were determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.03%
Expected life (years)	4.25
Expected volatility (1)	249.92%
Stock price at date of issuance	$20.80
Dividend yields	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The loss was recorded on the consolidated statement of operations during the year ended January 31, 2014, with a corresponding credit to additional paid in capital. In connection with the reduction in borrowing capacity, the Company wrote off $56,555 of unamortized deferred finance charges in proportion to the decrease in the borrowing capacity, and incurred $2,520 in deferred financing fees in connection with the amendments. This cost was recognized as finance charges on the consolidated statement of operations during the year ended January 31, 2014. On April 4, 2014, $400,000 of the $500,000 principal balance was further amended and included in the First Kalamalka Amended Agreement below.

Second Amendments

On April 4, 2014, the Company entered into another Amendment Agreement (the “First Kalamalka Amendment Agreement”) with Kalamalka and certain of the Lenders as set out in the Amendment Agreement (collectively, the “First Tranche Lenders”) amending the Agency and Interlender Agreement dated August 10, 2012 (the “First Agency Agreement”). In connection with the First Agency Agreement, the Company amended several of the Notes in the aggregate principal amount of $400,000 (the “First Tranche Kalamalka Notes”) as follows; (i) the Company extended the due date of the First Tranche Kalamalka Notes to October 1, 2016; (ii) the Company reduced the interest rate accruing under the First Tranche Kalamalka Notes to 6% per annum, calculated and payable quarterly, in cash or in kind; (iv) the Company removed the Borrowing Margin Requirements; (iii) the Company amended the First Tranche Kalamalka Notes to reduce the conversion price from $20.00 per share to $10.00 per share; and (v) 12,500 share purchase warrants exercisable at a strike price of $20.00 until August 10, 2017 held by Kalamalka and 2,500 share purchase warrants at a strike price of $20.00 until August 10, 2018 (the “Existing Warrants”) were exchanged for 15,000 New Warrants, as defined and described below (the “Exchanged Warrants”).

As consideration for facilitating such amendments, the Company granted 30,000 share purchase warrants to the First Tranche Lenders and Kalamalka (the “New Warrants”).

Each New Warrant is exercisable into one common share at a price of $6.00 per share for a period of five years from the closing date of the Subsequent Financing (Note 8(i)). The Company has the right to call the New Warrants if the volume weighted average closing price of the Company’s shares exceeds $16 per share for more than 20 consecutive trading days at any time after twenty four months following the closing date. In that event, the New Warrants will expire 30 days following the date the Company delivers notice in writing to the warrant holders announcing the call of the New Warrants. In addition, the New Warrants contained piggyback registration rights on any subsequent registration statement filed with the SEC. The New Warrants were included in the registration statement declared effective by the SEC on October 8, 2014 (Note 9(i)).

The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the amendments. The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $480,900 as the premium of the aggregate fair value of the amended notes and New Warrants and Exchanged Warrants of $857,300 over their carrying values of $376,400 immediately prior to the amendments. The Company calculated the fair value of the amended Notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$9.20
Dividend yields	0.00%

The fair value of the New Warrants of $256,400 was determined using the Black Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$9.20
Dividend yields	0.00%

The fair value of the Exchanged Warrants of $23,300 was determined as the difference between the fair value of these warrants exchanged and the fair value of the New Warrants received. The fair values were determined using the Black Scholes option pricing model with the following weighted average assumptions:

	Existing	Exchanged
	Warrants	Warrants
Risk-free interest rate	0.96%	1.71%
Expected life (years)	3.52	5.00
Expected volatility (1)	146.70%	149.76%
Stock price at date of issuance	$9.20	$9.20
Dividend yields	0.00%	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The loss was recorded on the consolidated statement of operations during the year ended January 31, 2015, with a corresponding credit to additional paid in capital. In connection with the First Kalamalka Amendment Agreement and the Second Kalamalka Amendment Agreement (as defined and described below), the Company incurred $36,993 in financing fees. These cost have been recorded as a deferred financing charge and are being amortized using the effective interest method over the term of the amended Notes. During the year ended January 31, 2015, the Company recorded financing expense of $23,043 (2014: $Nil) in respect of the amortization of these charges.

On May 12, 2014, the remaining Note in the aggregate principal amount of $100,000 plus $1,868 in accrued interest therein was settled by the issuance of 25,467 common shares of the Company at a conversion price of $4.00 per share. The Company recorded debt conversion expense of $187,438, related to the fair value of the additional units issued as a result of converting at the lower conversion price than the contractual conversion rate. The fair value of the shares issued was determined with reference to their quoted market price on the date of issuance.

November, 2013 Credit Facility

On November 14, 2013, the Company entered into an Agency and Interlender Agreement dated November 14, 2013 (the “Agency Agreement”) with Kalamalka, and certain lenders as set out in the Agency Agreement (the “Lenders”), whereby the Company agreed to borrow up to $300,000 from the Lenders from time to time (the “Loan”). In connection with the closing of the Agency Agreement, the Company issued: (i) two convertible promissory notes (collectively, the “Second KPL Notes”) in the aggregate principal amount of $100,000 and (ii) an aggregate of 3,125 share purchase warrants (each, a “Lender Warrant”) to the Lenders. On November 26, 2013, the Company issued (i) additional Second KPL Notes in the principal amounts totaling $100,000 and (ii) 3,125 additional Lender Warrants and on December 24, 2013 the Company issued (i) an additional Second KPL Note in the principal amount of $75,000 and (ii) 2,875 additional Lender Warrants.

Each Lender Warrant is exercisable into one Share at a price of $4.00 per Share for a period of two years from the date of issuance.

Each Second KPL Note was due on January 31, 2014 (the “Due Date”) and was bearing interest at the rate of 12% per annum, calculated daily and payable on the Due Date. The principal amount outstanding under any Note, and all accrued but unpaid interest thereon, were convertible into shares of common stock of the Company at a price of $10.00 per share at any time at the option of the respective Lender. Repayment of the Notes was secured by general security agreements dated November 14, 2013, as amended and restated, made by each of the Company and its wholly owned subsidiary in favor of Kalamalka, as agent for the Lenders.

As consideration for facilitating the Loans, the Company issued an aggregate of 9,063 warrants (the “Kalamalka Warrants”) to Kalamalka, each Kalamalka Warrant exercisable into Shares at a price of $4.00 per Share for two years from the date of issuance.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Second KPL Notes between the Second KPL Notes and the detachable Lender warrants using the relative fair value method.

The Company recorded a beneficial conversion feature in the amount of $17,600 in respect of first tranche of $100,000 issued in connection with the closing of the Agency Agreement. The beneficial conversion feature was calculated based on a comparison of the proceeds of the Notes allocated to the Second KPL Notes and the fair value of the common stock at the commitment date of the Notes.

The fair value of the Lender Warrants of $58,600 at issuance resulted in a debt discount of $41,225, and along with a beneficial conversion feature of $17,600, resulted in a total debt discount at issuance of $58,825, which was amortized using the effective interest method over the term of the Second KPL Notes to January 31, 2014. During the year ended January 31, 2015, the Company recorded accretion expense of $Nil (2014: $58,825) in respect of the accretion of this discount and $5,605 (2014: $5,531), in interest in respect of these Second KPL Notes.

The fair value of the Agent’s Warrants of $67,600 was recorded as a deferred financing charge and was amortized to income over the term of the Second KPL Notes to January 31, 2014 using the effective interest method. During the year ended January 31, 2015, the Company recorded $2,968, respectively (2014: $67,600) in financing charges in respect of the amortization of these fees and other legal fees incurred in connection with the issuance of these Second KPL Notes.

The fair value of the Agents Warrants and the Lender Warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.63%
Expected life (years)	3.00
Expected volatility (1)	144.71%
Stock price at date of issuance	$8.00
Dividend yields	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

On January 31, 2014, the Company did not repay the Notes at maturity. On April 4, 2014, the Company entered into an Amendment Agreement (the “Second Kalamalka Amendment Agreement”) with Kalamalka and certain lenders as set out in the Agreement (collectively, the “Second Tranche Lenders”) amending the Agency and Interlender Agreement dated November 14, 2013 (the “Second Agency Agreement”). In connection with the Second Agency Agreement, the Company amended certain convertible term promissory notes in the aggregate principal amount of $200,000 (the “Second Tranche Notes”) as follows; (i) the Company extended the due date of the Second Tranche Notes to October 1, 2016; (ii) the Company reduced the interest rate accruing under the Second Tranche Notes to 6% per annum, calculated and payable quarterly, in cash or in kind; and (iii) the Company removed the Borrowing Margin Requirements.

As consideration for facilitating such amendments, the Company granted 15,000 New Warrants to the Second Tranche Lenders and to Kalamalka.

Repayment of the First Tranche Notes and the Second Tranche Notes is collateralized by a general security agreement dated November 14, 2013, as amended on April 4, 2014 (the “Kalamalka Security Agreement”), made by the Company in favour of Kalamalka, as agent for the First Tranche Lenders and Second Tranche Lenders, which Kalamalka Security Agreement ranks pari passu with the Security Agreements entered into with the Lenders in respect of the Offering (Note 9(i)).

The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the amendments. The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $216,500 as the premium of the aggregate fair value of the amended Second KPL Notes and New Warrants of $416,500 over their carrying values of $200,000 immediately prior to the amendments. The Company calculated the fair value of the amended Second KPL Notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.66%
Expected life (years)	2.50
Expected volatility (1)	141.72%
Stock price	$9.20
Dividend yields	0.00%

The fair value of the New Warrants of $127,700 was determined using the Black Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.71%
Expected life (years)	5.00
Expected volatility (1)	149.76%
Stock price at date of issuance	$9.20
Dividend yields	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The loss was recorded on the consolidated statement of operations during the year ended January 31, 2015, with a corresponding credit to additional paid in capital.

In addition, during the year ended January 31, 2015, the Company exchanged a Second KPL Note with an outstanding amount of $76,388, including accrued interest of $1,388, for the issuance of a SPA Note in the same amount (Note 8(i)). The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the exchange of debt instruments. Under the guidance of ASC 470-50, the exchange was considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting. The Company calculated the fair value of the amended Second KPL Note by discounting future cash flows using a discount rate representative of current borrowing rates for debt instruments and valuing the discount included in the amended Second KPL Note with respect to its conversion into a Subsequent Financing (Note 8(i)). There was a trivial gain on settlement which was not recorded in these consolidated financial statements.

(iii)

On October 4, 2013, the Company issued an Original Issue Discount (OID) convertible promissory note in the amount of $343,212. The purchase price for this note was $300,000. The note was to mature on February 9, 2014, and was repayable in eight equal instalments of $42,902 over the term of the note (each a “Regular Repayment”).

As additional consideration for entering into the note, the Company issued 5,000 common shares to the lender (the “Fee Shares”). The fair value at issuance of the Fee Shares of $48,000, determined with reference to the quoted market price of these shares at the date of issuance, was recorded as a debt discount at issuance, which was being amortized using the effective interest method over the term of the note.

In addition, the lender was entitled to 125 common shares in the event the Company did not make a Regular Repayment when due and payable under the terms of the note. During the year ended January 31, 2015, the Company requested an extension on the sixth, seventh and eighth Regular Repayments and, consequently the Company issued 375 common shares to the lender. The fair value of these shares of $1,250, which was determined with reference to the quoted market price of the Company’s stock on the commitment date, was recorded as a charge to general and administrative expense in the consolidated statement of operations for the year ended January 31, 2015.

During the year ended January 31, 2015, the Company recorded accretion expense of $7,754 (2014: $83,458) in respect of the accretion of this discount on this note.

In connection with the issuance of this note, the Company incurred deferred finance fees of $53,054 as follows:

(a) The Company paid $2,500 and issued 250 common shares as a structuring fee, and paid $12,125 in legal fees and expenses incurred by the lender. The fair value of the common shares issued of $2,400, was determined with reference to the quoted market price of these shares on the commitment date of the convertible promissory note.

(b) In addition, the Company paid a finder’s fee of $11,429 and 3,000 share purchase warrants. The share purchase warrants are exercisable into common shares of the Company at $11.20 per share for a period of two years from the date of issuance. The fair value of the finder’s warrants of $18,400 was determined using an option pricing model under the following assumptions:

Risk-free interest rate	0.33%
Expected life (years)	2.00
Expected volatility (1)	211.16%
Stock price at issuance	$9.60
Dividend yields	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

The deferred finance fees were recorded as a deferred finance charge and were amortized to income over the term of the note using the effective interest method. During the year ended January 31, 2015, the Company recorded financing expense of $3,607 (2014: $48,916) in respect of the amortization of these charges.

On April 7, 2014, the Company entered into a debt settlement agreement with this lender pursuant to which the Company agreed to exchange the remaining outstanding amount of $128,705 for the issuance of a new SPA note (Note 8(i)). The Company assessed the guidance under ASC 470-60 Troubled Debt Restructurings and determined that this guidance did not apply to the exchange of debt instruments. Under the guidance of ASC 470-50, the exchange was considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting. The Company calculated the fair value of the amended Note by discounting future cash flows using a discount rate representative of current borrowing rates for debt instruments and valuing the discount included in the amended note with respect to its conversion into a Subsequent Financing (Note 8(i)). There was a trivial gain on settlement which was not recorded in these consolidated financial statements.

(iv)

On November 13, 2013, the Company issued a promissory note in the principal amount of up to $500,000 plus accrued and unpaid interest and any other fees. On November 13, 2013, the Company received $100,000, after an OID of 10%, with the remaining balance of the note payable by the lender in such amounts and at such dates as the lender may choose in its sole discretion.

The maturity date for the note was November 13, 2015. The principal sum, plus any accrued but unpaid interest thereon, of the note may be converted, at any time by lender, into shares of common stock of the Company at a price which is the lesser of $10.60 or 60% of the lowest trade price in the 25 trading days prior to the conversion (the “Conversion Price”).

The Company was permitted to repay the promissory note at any time on or before 90 days from November 13, 2013 with 0% interest. If the Company did not repay the promissory note within the 90 days then a one-time interest charge of 12% will be applied to the principal sum. The Company did not repay the note on or before 90 days from November 13, 2013 and consequently, a one-time interest charge of 12%, of $13,333, was applied to the principal balance outstanding. This one-time interest charge of $13,333 was accrued in the financial statements for the year ended January 31, 2014.

In connection with the issuance of this promissory note, the Company had agreed that the terms of the promissory note will be amended if any securities are issued, while the promissory note is outstanding, at terms more favorable to the terms contained in the promissory note, such that the more favorable terms would become part of the transaction documents of the Lender. This ratchet provision and conversion feature violated the fixed for fixed criteria resulting in the recording of a derivative financial instrument in the Company’s consolidated financial statements (Note 10).

The Company allocated the proceeds from the issuance of the promissory note first to the derivative financial instrument, at its fair value, with the remainder being allocated to the promissory note. The fair value of the derivative financial instrument of $155,500 at issuance resulted in a debt discount at issuance of $111,111, the entire principal balance of the promissory note. The remaining derivative financial instrument value over the proceeds of the debt at issuance of $55,500 was immediately expensed on the consolidated statement of operations as derivative expense, during the year ended January 31, 2014. This discount was being amortized using the effective interest method over the term of the promissory note.

During the year ended January 31, 2015, the Company recorded accretion expense of $2,065 (2014: $670) in accretion of this discount.

On June 5, 2014, the Company entered into a Note Termination Agreement pursuant to which the Company agreed to settle the full amount outstanding under the Note in exchange for (i) a one-time cash payment of $175,000 and (ii) 8,250 common shares of the Company. This resulted in a loss on extinguishment of debt of $38,405, being the fair value of aggregate consideration given of $217,240 less the book value of this Note of $3,735 (after a debt discount of $120,709) and a related embedded conversion feature being accounted for as a derivative liability of $175,100. The fair value of $5.12 per share related to the share consideration was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

(v)

On December 23, 2013, the Company entered into two securities purchase agreements (the “Securities Purchase Agreements”) dated December 23, 2013 with two lenders, whereby the Company could issue six convertible notes, each in the aggregate principal amount of $25,000 (each, a “Note”). The first two of the Notes were paid for by the lenders in cash (the “Cash Notes”) and the third, fourth, fifth and sixth of the Notes (the “Back End Notes”) were initially paid for by the issuance of four offsetting $25,000 secured notes receivable issued to the Company by the lenders (each, a “Offsetting Note”), provided that prior to conversion of the four Back End Notes as described below, the lenders must have paid off the applicable Offsetting Note in cash.

The Cash Notes matured on September 23, 2014 and were accruing interest at the rate of 8% per annum. The principal sum and any accrued and unpaid interest of the Notes were convertible, at the option of the holder, at any time after 180 days after issuance, and after full cash payment for the shares convertible thereunder, at a price per share equal to 55% of the average of the two lowest closing bid prices as reported on the OTCQB for the ten prior trading days.

The Notes could be redeemed at any time on or before 180 days after issuance, subject to redemption premiums of 20-40%, after which time the notes could not be redeemed.

The Cash Notes were recorded as stock settled debt in accordance with ASC 480 whereby a put premium of $20,455 was recorded on each Cash Note and was being amortized using the effective interest method over the term of the respective Cash Note.

The Back End Notes were presented net of their respecting Offsetting Note as these Notes had no substance until the applicable Offsetting Note has been paid for in cash by the Lender.

During the year ended January 31, 2015, the Company recorded accretion expense of $16,280 (2014: $4,456) in accretion of these discounts.

In connection with the issuance of the Cash Notes, the Company incurred deferred finance fees of $8,000. The deferred finance fees were recorded as a deferred finance charge and were being amortized to income over the term of the Cash Notes using the effective interest method. During the year ended January 31, 2015, the Company recorded financing expense of $6,944 (2014: $1,056) in respect of the amortization of these charges.

During the year ended January 31, 2015, the Company repaid the Cash Notes for cash payments totaling $69,464. The repayment of these Cash Notes resulted in a total gain on extinguishment of debt of $5,000, being the carrying value of the Cash Notes less the total cash consideration paid upon redemption.

In accordance with the terms of the Securities Purchase Agreement, all Back End Notes and Offsetting Notes were cancelled upon repayment of the Cash Notes.
(vi)

The Company entered into a securities purchase agreement dated December 30, 2013 (the “SPA”) with a lender, whereby the Company issued a convertible note in the aggregate principal amount of $83,500 (the “Note”).

The Note matured on September 17, 2014 and was accruing interest at a rate of 8% per annum. The principal sum and any accrued and unpaid interest of the Note was convertible, at the option of the holder, at any time after 180 days after issuance, at a price for each share equal to 61% of the average of the three lowest closing bid prices as reported on the OTCQB for the ten prior trading days.

The Note could be redeemed at any time on or before 180 after issuance, subject to redemption premiums of 15-40%, after which time the notes could not be redeemed.

In connection with the issuance of this Note, the Company had agreed that the terms of the Note would be amended if any securities are issued, while the Note is outstanding, at terms more favorable to the terms contained in the Note, such that the more favorable terms would become part of the transaction documents of the Lender. This ratchet provision and conversion feature violated the fixed for fixed criteria resulting in the recording of a derivative financial instrument in the Company’s consolidated financial statements (Note 10).

The Company allocated the proceeds from the issuance of the Note first to the derivative financial instrument, at its fair value, with the remainder being allocated to the Note. The fair value of the derivative financial instrument of $8,376 at issuance resulted in a debt discount, which was being amortized using the effective interest method over the term of the Note.

During the year ended January 31, 2015, the Company recorded accretion expense of $3,826 (2014: $989) in accretion of this discount.

In connection with the issuance of the Note, the Company incurred deferred finance fees of $11,500. The deferred finance fees were recorded as a deferred finance charge and were being amortized to income over the term of the Note using the effective interest method. During the year ended January 31, 2015, the Company recorded financing expense of $10,180 (2014: $1,320) in respect of the amortization of these charges.

During the year ended January 31, 2015, the Company repaid the Note. The repayment of these Cash Notes resulted in a gain on extinguishment of debt of $27,958, being the cash consideration paid upon redemption less the carrying value of the Note and the related embedded conversion feature of $64,900, which was being accounted for as a derivative financial instrument.